Offerings	Dec. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	7,221,451
Proposed Maximum Offering Price per Unit	27.43
Maximum Aggregate Offering Price	$ 198,084,400.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,355.46
Offering Note	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on the Nasdaq Global Select Market on December 4, 2025, in accordance with Rule 457(c) of the Securities Act of 1933, as amended. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the Registrant is also registering hereunder an indeterminate number of common shares that may be issued in connection with anti-dilution provisions or stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	12,777,778
Proposed Maximum Offering Price per Unit	41.40
Maximum Aggregate Offering Price	$ 529,000,009.20
Amount of Registration Fee	$ 73,054.90
Offering Note	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on the Nasdaq Global Select Market on October 15, 2025, in accordance with Rule 457(c) of the Securities Act of 1933, as amended. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the Registrant is also registering hereunder an indeterminate number of common shares that may be issued in connection with anti-dilution provisions or stock splits, stock dividends or similar transactions.